Retirement Plans (Fair Values Of Defined Benefit Pension Plans Assets) (Details) (USD $) In Millions	May 29, 2011		May 30, 2010		May 31, 2009
Fair values of the defined benefit pension plans assets	$ 187.4		$ 154.6
U.S. Equities [Member]
Fair values of the defined benefit pension plans assets	37.9	[1]	28.7	[1]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | U.S. Equities [Member]
Fair values of the defined benefit pension plans assets	37.9	[1]	28.7	[1]
Significant Other Observable Inputs (Level 2) [Member] | U.S. Equities [Member]
Fair values of the defined benefit pension plans assets		[1]		[1]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Equities [Member]
Fair values of the defined benefit pension plans assets		[1]		[1]
U.S. Equity Mutual And Commingled Funds [Member]
Fair values of the defined benefit pension plans assets	22.1	[2]	17.1	[2]
U.S. Equity Mutual And Commingled Funds [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets	1.6	[2]	1.2	[2]
U.S. Equity Mutual And Commingled Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	20.5	[2]	15.9	[2]
U.S. Equity Mutual And Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets		[2]		[2]
Developed Market Equity Funds [Member]
Fair values of the defined benefit pension plans assets	19.7	[3]	14.1	[3]
Developed Market Equity Funds [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets	11.7	[3]	7.7	[3]
Developed Market Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	8.0	[3]	6.4	[3]
Developed Market Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets		[3]		[3]
Emerging Market Equity Funds [Member]
Fair values of the defined benefit pension plans assets	6.9	[3]	4.5	[3]
Emerging Market Equity Funds [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets		[3]		[3]
Emerging Market Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	6.9	[3]	4.5	[3]
Emerging Market Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets		[3]		[3]
Private Equity Partnerships [Member]
Fair values of the defined benefit pension plans assets	25.6	[4]	22.9	[1]
Private Equity Partnerships [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets		[4]		[1]
Private Equity Partnerships [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets		[4]		[1]
Private Equity Partnerships [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets	25.6	[4]	22.9	[1]	17.8
Private Equity Securities [Member]
Fair values of the defined benefit pension plans assets		[5]	0.1	[5]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Private Equity Securities [Member]
Fair values of the defined benefit pension plans assets		[5]		[5]
Significant Other Observable Inputs (Level 2) [Member] | Private Equity Securities [Member]
Fair values of the defined benefit pension plans assets		[5]		[5]
Significant Unobservable Inputs (Level 3) [Member] | Private Equity Securities [Member]
Fair values of the defined benefit pension plans assets		[5]	0.1	[5]	0.1
Fixed-Income Securities [Member]
Fair values of the defined benefit pension plans assets	43.2	[6]	39.5	[6]
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member] | Fixed-Income Securities [Member]
Fair values of the defined benefit pension plans assets	38.3	[6]	32.8	[6]
Significant Other Observable Inputs (Level 2) [Member] | Fixed-Income Securities [Member]
Fair values of the defined benefit pension plans assets	4.9	[6]	6.7	[6]
Significant Unobservable Inputs (Level 3) [Member] | Fixed-Income Securities [Member]
Fair values of the defined benefit pension plans assets		[6]		[6]
Energy And Real Estate Public Sector [Member]
Fair values of the defined benefit pension plans assets	9.1	[7]	7.5	[7]
Energy And Real Estate Public Sector [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets		[7]		[7]
Energy And Real Estate Public Sector [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	4.8	[7]	3.3	[7]
Energy And Real Estate Public Sector [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets	4.3	[7]	4.2	[7]	2.9
Real Asset Commingled Funds [Member]
Fair values of the defined benefit pension plans assets	4.0	[8]	3.4	[8]
Real Asset Commingled Funds [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets		[8]		[8]
Real Asset Commingled Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	4.0	[8]	3.4	[8]
Real Asset Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets		[8]		[8]
Real Asset Private Funds [Member]
Fair values of the defined benefit pension plans assets	10.8	[9]	9.2	[9]
Real Asset Private Funds [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets		[9]		[9]
Real Asset Private Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets		[9]		[9]
Real Asset Private Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets	10.8	[9]	9.2	[9]	8.7
Cash And Accruals [Member]
Fair values of the defined benefit pension plans assets	8.1		7.6
Cash And Accruals [Member] | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets	8.1		7.6
Cash And Accruals [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets
Cash And Accruals [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1) [Member]
Fair values of the defined benefit pension plans assets	97.6		78.0
Significant Other Observable Inputs (Level 2) [Member]
Fair values of the defined benefit pension plans assets	49.1		40.2
Significant Unobservable Inputs (Level 3) [Member]
Fair values of the defined benefit pension plans assets	$ 40.7		$ 36.4		$ 29.5

[1]	U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.
[2]	U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[3]	Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[4]	Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.
[5]	Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows.
[6]	Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.
[7]	Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.
[8]	Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.
[9]	Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.